Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

Received SEC
MAY 30 2008
Washington, DC 20549

08048464

CERTNYS
001-08529

May 30, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Legg Mason, Inc., Equity Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 19, 2008. Tentative listing date – Not yet determined.

Sincerely,

END